SUBSEQUENT EVENTS (Details) - USD ($)		12 Months Ended
	Aug. 08, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
Amount of loans elected to convert		$ 13,080,756
Subsequent Event [Member] | Subordinate Convertible Notes Conversion [Member]
SUBSEQUENT EVENTS
Proceeds from convertible bridge loan advance	$ 1,000,000
Shares issued in debt conversion	192,381